STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - Donegal Mutual Insurance Company 401(k) Plan [Member] - USD ($)		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investments
Investments		$ 215,196,056	$ 198,201,529
Net Assets Available for Benefits		215,196,056	198,201,529	$ 173,016,393
Common/collective Trust Funds [Member]
Investments
Investments	[1]	19,831,490	18,715,611
Registered Investment Companies [Member]
Investments
Investments		185,024,573	170,278,611
Employer Securities [Member]
Investments
Investments		$ 10,339,993	$ 9,207,307

[1]	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Net Assets Available for Benefits.